PBHG Advisor Funds, Inc.

                       Supplement Dated September 8, 1998
                      to the Prospectus Dated July 14, 1998


     This Supplement updates certain information contained in the Prospectus. You should retain this Supplement and the Prospectus for future reference.


     You may purchase and redeem Shares of the PBHG Advisor Funds through a broker, investment dealer or other financial intermediaries who may charge you a transaction fee.




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